UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:	BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2020

Date of reporting period: 09/30/2020

Item 1 – Report to Stockholders

SEPTEMBER 30, 2020

2020 Annual Report

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund
•	BlackRock 40/60 Target Allocation Fund
•	BlackRock 60/40 Target Allocation Fund
•	BlackRock 80/20 Target Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2020	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the 12-month period ended September 30, 2020, all of the Fund’s share classes underperformed the reference benchmark (MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)). For the same period, all of the Fund’s share classes outperformed the Bloomberg Barclays U.S. Universal Index, except for Investor C Shares, which underperformed.

BlackRock 40/60 Target Allocation Fund

For the 12-month period ended September 30, 2020, the Fund’s Institutional, Investor A and Class K Shares outperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)), while the Fund’s Investor C and Class R Shares underperformed. For the same period, all of the Fund’s share classes performed in line with the MSCI ACWI Index, except for Investor A, Investor C and Class R Shares, which underperformed.

BlackRock 60/40 Target Allocation Fund

For the 12-month period ended September 30, 2020, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)) except for Investor C Shares, which underperformed. For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the 12-month period ended September 30, 2020, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)) except for Investor C shares, which performed in line with the index. For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

What factors influenced performance?

During the period, the largest positive contributions to the Funds’ relative performance came from exposures to U.S. large-cap stocks, as well as to equities within the information technology (“IT”) and medical device sectors.

Conversely, the largest detractors from performance were the Funds’ overweight exposures to international developed market equities, as well as the Funds’ bias toward small cap and quality stocks.

Describe recent portfolio activity.

Overall, the Funds maintained an overweight to stocks throughout the period, holding an overweight in U.S. stocks relative to emerging market and ex-U.S. developed market equities, and were supported from easing trade tensions along with continued fiscal and monetary stimulus. Following the market shock in March 2020 in response to the onset of COVID-19, the investment adviser rebalanced to bring the Funds back to the intended asset class target allocations. The Funds continued to favor risk assets and an increased equity overweight in June 2020, triggered at the time by the relatively successful reopening of economies globally. Strategic positions within the IT and medical devices sectors remained unchanged.

Describe the Funds’ positioning at period end.

At the end of the period, the Funds were overweight to stocks versus bonds, and U.S. stocks over emerging and developed market international stocks. Within the equity allocations the Funds were also overweight in global technology, U.S. medical device and small-cap stocks. In style terms, the Funds carried “barbelled” exposure to growth and value equities amid an uncertain economic recovery. Within their fixed income sleeves, the Funds continued to favor credit over rates, supported by aggressive monetary policy and open-market purchases by the Fed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

TOTAL RETURN BASED ON $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	10.48%	7.56%	N/A	5.36%	N/A	6.51%	N/A
Investor A	10.35	7.27	1.64%	5.01	3.89%	6.12	5.55%
Investor C	9.90	6.37	5.37	4.23	4.23	5.34	5.34
Class K	10.48	7.58	N/A	5.38	N/A	6.52	N/A
Class R	10.21	6.87	N/A	4.70	N/A	5.85	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)	9.71	8.56	N/A	6.06	N/A	5.30	N/A
Bloomberg Barclays U.S. Universal Index	4.84	6.68	N/A	4.49	N/A	3.92	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2020 (continued)	BlackRock 20/80 Target Allocation Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,104.80	$ 0.63		$ 1,000.00	$ 1,024.40	$ 0.60		0.12%
Investor A	1,000.00	1,103.50	2.36		1,000.00	1,022.76	2.27		0.45
Investor C	1,000.00	1,099.00	6.23		1,000.00	1,019.06	5.99		1.19
Class K	1,000.00	1,104.80	0.52		1,000.00	1,024.50	0.50		0.10
Class R	1,000.00	1,102.10	3.73		1,000.00	1,021.45	3.58		0.71

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	76%
Equity Funds	24
Short-Term Securities	—(a	)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
BlackRock Strategic Income Opportunities Portfolio, Class K	25%
Master Total Return Portfolio	25
iShares U.S. Treasury Bond ETF	13
iShares iBoxx $ Investment Grade Corporate Bond ETF	9
BlackRock High Yield Bond Portfolio, Class K	4
iShares Core S&P Total U.S. Stock Market ETF	4
Master Advantage Large Cap Core Portfolio	3
iShares ESG Aware MSCI USA ETF	3
iShares Core S&P Small-Cap ETF	3
iShares MSCI USA Value Factor ETF	3

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

TOTAL RETURN BASED ON $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any. transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries. The Index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	15.86%	10.48%	N/A	7.18%	N/A	7.98%	N/A
Investor A	15.62	10.15	4.37%	6.82	5.67%	7.60	7.03%
Investor C	15.15	9.30	8.30	6.02	6.02	6.78	6.78
Class K	15.84	10.49	N/A	7.21	N/A	7.99	N/A
Class R	15.57	9.99	N/A	6.65	N/A	7.45	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg Barclays U.S. Universal Index (60%)	14.68	10.08	N/A	7.54	N/A	6.60	N/A
MSCI ACWI Index	28.91	10.44	N/A	10.30	N/A	8.55	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2020 (continued)	BlackRock 40/60 Target Allocation Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$1,158.60	$ 0.65		$ 1,000.00	$ 1,024.39	$ 0.61		0.12%
Investor A	1,000.00	1,156.20	2.44		1,000.00	1,022.74	2.29		0.45
Investor C	1,000.00	1,151.50	6.43		1,000.00	1,019.03	6.03		1.19
Class K	1,000.00	1,158.40	0.55		1,000.00	1,024.49	0.51		0.10
Class R	1,000.00	1,155.70	3.35		1,000.00	1,021.89	3.14		0.62

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	56%
Equity Funds	44

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	21%
BlackRock Strategic Income Opportunities Portfolio, Class K	18
iShares Core S&P Total U.S. Stock Market ETF	10
iShares U.S. Treasury Bond ETF	9
iShares iBoxx $ Investment Grade Corporate Bond ETF	8
Master Advantage Large Cap Core Portfolio	4
BlackRock Emerging Markets Fund, Inc., Class K	4
iShares ESG Aware MSCI USA ETF	4
iShares MSCI EAFE Growth ETF	4
iShares Core S&P Small-Cap ETF	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

TOTAL RETURN BASED ON $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries. The Index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	21.36%	12.00%	N/A	8.37%	N/A	9.08%	N/A
Investor A	21.15	11.54	5.69%	7.99	6.83%	8.68	8.09%
Investor C	20.65	10.69	9.69	7.17	7.17	7.88	7.88
Class K	21.36	12.02	N/A	8.38	N/A	9.08	N/A
Class R	21.10	11.42	N/A	7.80	N/A	8.50	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg Barclays U.S. Universal Index (40%)	19.75	11.22	N/A	8.91	N/A	7.82	N/A
MSCI ACWI Index	28.91	10.44	N/A	10.30	N/A	8.55	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2020 (continued)	BlackRock 60/40 Target Allocation Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,213.60	$ 0.69		$ 1,000.00	$ 1,024.37	$ 0.63		0.13%
Investor A	1,000.00	1,211.50	2.57		1,000.00	1,022.67	2.35		0.47
Investor C	1,000.00	1,206.50	6.70		1,000.00	1,018.93	6.13		1.21
Class K	1,000.00	1,213.60	0.58		1,000.00	1,024.47	0.53		0.11
Class R	1,000.00	1,211.00	3.62		1,000.00	1,021.72	3.31		0.66

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	64%
Fixed-Income Funds	36
Short-Term Securities	—(a	)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	22%
iShares Core S&P Total U.S. Stock Market ETF	15
iShares ESG Aware MSCI USA ETF	11
BlackRock Strategic Income Opportunities Portfolio, Class K	8
iShares MSCI EAFE Growth ETF	7
iShares iBoxx $ Investment Grade Corporate Bond ETF	6
BlackRock Emerging Markets Fund, Inc., Class K	5
Master Advantage Large Cap Core Portfolio	5
iShares Core MSCI EAFE ETF	4
iShares Core S&P Small-Cap ETF	4

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

TOTAL RETURN BASED ON $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries. The Index consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	25.98%	13.11%	N/A	9.53%	N/A	9.96%	N/A
Investor A	25.80	12.72	6.81%	9.15	7.98%	9.57	8.98%
Investor C	25.35	11.90	10.90	8.33	8.33	8.76	8.76
Class K	25.98	13.13	N/A	9.54	N/A	9.97	N/A
Class R	25.64	12.53	N/A	8.98	N/A	9.40	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg Barclays U.S. Universal Index (20%)	24.91	11.94	N/A	10.18	N/A	8.93	N/A
MSCI ACWI Index	28.91	10.44	N/A	10.30	N/A	8.55	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2020 (continued)	BlackRock 80/20 Target Allocation Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,259.80	$ 0.74		$ 1,000.00	$ 1,024.34	$ 0.67		0.13%
Investor A	1,000.00	1,258.00	2.66		1,000.00	1,022.64	2.38		0.47
Investor C	1,000.00	1,253.50	6.88		1,000.00	1,018.89	6.17		1.22
Class K	1,000.00	1,259.80	0.63		1,000.00	1,024.44	0.56		0.11
Class R	1,000.00	1,256.40	3.56		1,000.00	1,021.84	3.19		0.63

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invest are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	84%
Fixed-Income Funds	16
Short-Term Securities	—(a	)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P Total U.S. Stock Market ETF	20%
iShares ESG Aware MSCI USA ETF	13
Master Total Return Portfolio	11
iShares MSCI EAFE Growth ETF	10
Master Advantage Large Cap Core Portfolio	8
BlackRock Emerging Markets Fund, Inc., Class K	7
iShares iBoxx $ Investment Grade Corporate Bond ETF	5
BlackRock Technology Opportunities Fund, Class K	5
iShares Core S&P Small-Cap ETF	5
iShares MSCI USA Value Factor ETF	5

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2020 and held through September 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	13

Schedule of Investments September 30, 2020	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 23.5%
BlackRock Emerging Markets Fund, Inc., Class K	356,070	$9,250,699
iShares Core MSCI EAFE ETF	130,908	7,891,134
iShares Core S&P Small-Cap ETF	170,964	12,006,802
iShares Core S&P Total U.S. Stock Market ETF	183,204	13,830,070
iShares ESG Aware MSCI USA ETF	181,040	13,797,058
iShares MSCI EAFE Growth ETF(b)	101,661	9,137,291
iShares MSCI Min Vol USA ETF	134,830	8,592,716
iShares MSCI USA Value Factor ETF	161,307	11,901,231
Master Advantage Large Cap Core Portfolio	$13,822,562	13,822,562

		100,229,563

Fixed-Income Funds — 76.3%
BlackRock High Yield Bond Portfolio, Class K	2,254,812	16,753,253
BlackRock Strategic Income Opportunities Portfolio, Class K	10,590,126	106,642,567
iShares iBoxx $ Investment Grade Corporate Bond ETF	285,000	38,392,350
iShares U.S. Treasury Bond ETF	2,070,664	57,875,059
Master Total Return Portfolio	$105,750,042	105,750,042

		325,413,271

Total Long-Term Investments — 99.8% (Cost: $405,699,773)		425,642,834

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%	932,500	$932,500
SL Liquidity Series, LLC, Money Market Series, 0.25%(d)	516,343	516,549

Total Short-Term Securities — 0.3% (Cost: $1,449,100)		1,449,049

Total Investments — 100.1% (Cost: $407,148,873)		427,091,883

Liabilities in Excess of Other Assets — (0.1)%		(362,293)

Net Assets — 100.0%		$426,729,590

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$5,741,476	$8,450,609		$(5,812,095)	$(396,567)	$1,267,276	$9,250,699	356,070	$179,675	$—
BlackRock High Yield Bond Portfolio, Class K	—	26,455,474		(10,072,743)	164,014	206,508	16,753,253	2,254,812	412,496	10,919
BlackRock Liquidity Funds, T-Fund, Institutional Class	753,986	178,514	(a)	—	—	—	932,500	932,500	6,951	3
BlackRock Strategic Income Opportunities Portfolio, Class K	48,362,812	65,807,851		(9,554,416)	(309,549)	2,335,869	106,642,567	10,590,126	2,365,990	114,767

14	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 20+ Year Treasury Bond ETF(b)	$—	$6,608,663		$(6,461,157)	$(147,506)	$—	$—	—	$31,370	$ —
iShares Core MSCI EAFE ETF	6,023,334	10,233,130		(7,617,479)	(1,015,028)	267,177	7,891,134	130,908	170,526	—
iShares Core S&P 500 ETF(b)	—	10,388,477		(8,808,780)	(1,579,697)	—	—	—	39,402	—
iShares Core S&P Small- Cap ETF	—	12,149,783		—	—	(142,981)	12,006,802	170,964	83,518	—
iShares Core S&P Total U.S. Stock Market ETF	21,849,662	12,189,476		(23,146,955)	4,561,746	(1,623,859)	13,830,070	183,204	324,015	—
iShares ESG Aware MSCI USA ETF	—	12,678,679		(1,162,718)	57,398	2,223,699	13,797,058	181,040	91,146	—
iShares Floating Rate Bond ETF(b)	15,411,697	18,485,947		(33,679,864)	(200,676)	(17,104)	—	—	179,760	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	61,790,555		(23,629,818)	(267,610)	499,223	38,392,350	285,000	486,996	—
iShares MBS ETF(b)	23,903,868	817,651		(24,656,413)	320,017	(385,123)	—	—	116,198	—
iShares MSCI EAFE Growth ETF	—	8,391,755		(740,657)	37,705	1,448,488	9,137,291	101,661	45,269	—
iShares MSCI Min Vol USA ETF	21,433,309	4,403,760		(17,091,819)	826,662	(979,196)	8,592,716	134,830	194,053	—
iShares MSCI USA Quality Factor ETF(b)	—	8,306,514		(7,832,759)	(473,755)	—	—	—	63,181	—
iShares MSCI USA Size Factor ETF(b)	—	6,563,027		(6,897,558)	334,531	—	—	—	22,184	—
iShares MSCI USA Value Factor ETF	—	11,918,655		(466,608)	1,217	447,967	11,901,231	161,307	131,170	—
iShares U.S. Treasury Bond ETF	24,569,123	61,524,037		(30,384,798)	1,873,134	293,563	57,875,059	2,070,664	479,635	—
Master Advantage Large Cap Core Portfolio	9,187,612	2,789,131	(a)(c)	—	451,106	1,394,713	13,822,562	$13,822,562	142,548	—
Master Total Return Portfolio	61,575,302	40,123,750	(a)(c)	—	3,663,005	387,985	105,750,042	$105,750,042	2,089,920	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) September 30, 2020	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)		Capital Gain Distributions from Underlying Funds
SL Liquidity Series, LLC, Money Market Series	$15,109,338	$ —	$(14,600,557	)(a)	$7,165	$603	$516,549	516,343	$25,128	(d)	$—
U.S. Total Bond Index Master Portfolio(b)	67,668,900	—	(69,705,775	)(a)(c)	4,434,044	(2,397,169)	—	$—	1,115,214		—

					$12,341,356	$5,227,639	$427,091,883		$8,796,345		$125,689

(a)	Represents net shares/investment value purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Investment Companies	$306,070,230	$—	$—	$306,070,230
Short-Term Securities Money Market Funds	932,500	—	—	932,500

	$307,002,730	$—	$—	307,002,730

Investments Valued at NAV(a)				120,089,153

				$427,091,883

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

16	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2020	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 44.0%
BlackRock Emerging Markets Fund, Inc., Class K	799,357	$20,767,299
BlackRock Technology Opportunities Fund, Class K(b)	213,400	11,813,828
iShares Core MSCI EAFE ETF	231,077	13,929,322
iShares Core S&P Small-Cap ETF	265,865	18,671,699
iShares Core S&P Total U.S. Stock Market ETF	670,909	50,646,920
iShares ESG Aware MSCI USA ETF	271,671	20,704,047
iShares MSCI EAFE Growth ETF	227,428	20,441,229
iShares MSCI Min Vol USA ETF	155,402	9,903,769
iShares MSCI USA Value Factor ETF	247,150	18,234,727
iShares U.S. Medical Devices ETF	35,434	10,616,735
Master Advantage Large Cap Core Portfolio	$20,833,313	20,833,314

		216,562,889

Security	Shares/ Investment Value	Value

Fixed-Income Funds — 55.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	8,792,756	$88,543,055
iShares iBoxx $ Investment Grade Corporate Bond ETF	288,387	38,848,612
iShares U.S. Treasury Bond ETF	1,667,864	46,616,798
Master Total Return Portfolio	$101,013,273	101,013,273

		275,021,738

Total Investments — 99.8% (Cost: $445,708,297)		491,584,627

Other Assets Less Liabilities — 0.2%		948,205

Net Assets — 100.0%		$492,532,832

(a)	Affiliate of the Fund.
(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/19	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$13,520,811	$16,764,283	$(11,574,408)		$(882,139)	$2,938,752	$20,767,299	799,357	$367,028	$—
BlackRock Global Allocation Fund, Inc., Class K(a)	15,242,646	830,727	(16,544,566)		1,323,728	(852,535)	—	—	97,558	503,522
BlackRock Liquidity Funds, T-Fund(a)	756,363	—	(756,363	)(b)	—	—	—	—	6,120	2
BlackRock Strategic Income Opportunities Portfolio, Class K	18,908,046	80,821,225	(14,029,104)		(279,028)	3,121,916	88,543,055	8,792,756	1,730,797	72,016
BlackRock Technology Opportunities Fund, Class K	—	10,578,291	(2,342,446)		130,687	3,447,296	11,813,828	213,400	—	—
BlackRock Technology Opportunities Fund, Institutional Class(a)	7,224,989	221,543	(8,710,285)		1,393,333	(129,580)	—	—	—	113,008
iShares Core MSCI EAFE ETF	14,405,069	22,517,887	(20,705,446)		(1,465,629)	(822,559)	13,929,322	231,077	350,367	—

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) September 30, 2020	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P 500 ETF(a)	$—	$16,151,830	$(13,755,661)		$(2,396,169)	$—	$—	—	$64,304	$ —
iShares Core S&P Small- Cap ETF	—	18,931,549	(112,802)		(5,470)	(141,578)	18,671,699	265,865	131,689	—
iShares Core S&P Total U.S. Stock Market ETF	48,091,738	47,233,995	(51,677,163)		2,080,471	4,917,879	50,646,920	670,909	921,206	—
iShares ESG Aware MSCI USA ETF	—	18,173,022	(970,174)		39,277	3,461,922	20,704,047	271,671	138,171	—
iShares Floating Rate Bond ETF(a)	—	8,421,014	(8,330,223)		(90,791)	—	—	—	66,954	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	44,956,613	(6,558,195)		(68,590)	518,784	38,848,612	288,387	435,353	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	—	7,518,312	(7,338,467)		(179,845)	—	—	—	36,734	—
iShares MBS ETF(a)	25,067,768	384,472	(25,385,625)		335,884	(402,499)	—	—	120,984	—
iShares MSCI EAFE Growth ETF	—	18,143,015	(1,100,373)		60,294	3,338,293	20,441,229	227,428	102,790	—
iShares MSCI Min Vol USA ETF	29,630,161	3,327,479	(22,830,759)		1,295,926	(1,519,038)	9,903,769	155,402	219,820	—
iShares MSCI USA Quality Factor ETF(a)	—	17,961,818	(16,734,647)		(1,227,171)	—	—	—	142,063	—
iShares MSCI USA Size Factor ETF(a)	—	11,308,067	(11,891,250)		583,183	—	—	—	38,801	—
iShares MSCI USA Value Factor ETF	—	17,754,334	(363,022)		4,726	838,689	18,234,727	247,150	204,285	—
iShares U.S. Medical Devices ETF	—	9,087,172	(228,991)		5,520	1,753,034	10,616,735	35,434	12,963	—
iShares U.S. Treasury Bond ETF	18,644,970	68,886,026	(43,438,147)		3,001,419	(477,469)	46,616,799	1,667,864	423,631	—
Master Advantage Large Cap Core Portfolio	29,636,359	—	(13,058,308	)(b)(c)	933,504	3,321,758	20,833,313	$20,833,313	289,959	—

18	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)		Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$81,108,082	$15,700,377	(b)(c)	$—		$3,917,462	$287,352	$101,013,273	$101,013,273	$2,278,670		$—
SL Liquidity Series, LLC, Money Market Series(a)	11,045	—		(14,356	)(b)	3,311	—	—	—	41,153	(d)	—
U.S. Total Bond Index Master Portfolio(a)	66,951,706	—		(68,447,655	)(b)(c)	5,087,296	(3,591,347)	—	$—	847,628		—

						$13,601,189	$20,009,070	$491,584,627		$9,069,028		$688,548

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$369,738,040	$—	$—	$369,738,040

	$369,738,040	$—	$—	369,738,040

Investments Valued at NAV(a)				121,846,587

				$491,584,627

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments September 30, 2020	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 64.1%
BlackRock Emerging Markets Fund, Inc., Class K	1,869,092	$48,559,003
BlackRock Technology Opportunities Fund, Class K(b)	598,056	33,108,369
iShares Core MSCI EAFE ETF	575,211	34,673,719
iShares Core S&P Small-Cap ETF	490,599	34,454,768
iShares Core S&P Total U.S. Stock Market ETF	1,890,755	142,733,095
iShares ESG Aware MSCI USA ETF	1,388,021	105,781,080
iShares MSCI EAFE Growth ETF	742,625	66,747,135
iShares MSCI Min Vol USA ETF	288,421	18,381,070
iShares MSCI USA Value Factor ETF	457,254	33,736,200
iShares U.S. Medical Devices ETF	99,751	29,887,395
Master Advantage Large Cap Core Portfolio	$48,552,828	48,552,828

		596,614,662

Fixed-Income Funds — 35.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	7,322,699	73,739,575
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	401,815	54,128,499
Master Total Return Portfolio	$206,467,011	206,467,011

		334,335,085

Total Long-Term Investments — 100.0% (Cost: $804,734,167)		930,949,747

Security	Shares	Value

Short-Term Securities(a)(d)

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%	1,775,302	$1,775,302
SL Liquidity Series, LLC, Money Market Series, 0.25%(e)	1,580,434	1,581,067

Total Short-Term Securities — 0.3% (Cost: $3,356,369)		3,356,369

Total Investments — 100.3% (Cost: $808,090,536)		934,306,116

Liabilities in Excess of Other Assets — (0.3)%		(3,181,989)

Net Assets — 100.0%		$931,124,127

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/19	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$46,589,247	$26,603,872	$(28,524,937)		$(2,448,110)	$6,338,931	$48,559,003	1,869,092	$1,141,417	$—
BlackRock Global Allocation Fund, Inc., Class K(a)	26,327,444	1,341,206	(28,506,742)		2,301,805	(1,463,713)	—	—	171,673	886,047
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,483,998	—	(708,696	)(b)	—	—	1,775,302	1,775,302	13,205	1
BlackRock Strategic Income Opportunities Portfolio, Class K	35,323,205	88,147,751	(51,073,835)		(841,562)	2,184,016	73,739,575	7,322,699	2,353,796	139,730

20	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$—	$40,969,927	$(18,749,768)	$739,020	$10,149,190	$33,108,369	598,056	$ —	$ —
BlackRock Technology Opportunities Fund, Institutional Class(a)	33,730,164	809,021	(40,423,332)	6,482,730	(598,583)	—	—	—	524,503
iShares 20+ Year Treasury Bond ETF(a)	—	17,078,708	(16,669,075)	(409,633)	—	—	—	83,232	—
iShares Core MSCI EAFE ETF	57,009,089	55,680,513	(68,774,746)	(5,262,733)	(3,978,404)	34,673,719	575,211	1,232,591	—
iShares Core S&P 500 ETF(a)	—	54,790,328	(46,373,191)	(8,417,137)	—	—	—	231,860	—
iShares Core S&P Small- Cap ETF	—	34,883,456	(94,576)	(6,346)	(327,766)	34,454,768	490,599	254,886	—
iShares Core S&P Total U.S. Stock Market ETF	153,360,854	46,842,100	(75,951,133)	3,244,671	15,236,603	142,733,095	1,890,755	2,961,259	—
iShares ESG Aware MSCI USA ETF	—	90,016,051	(3,613,548)	289,595	19,088,982	105,781,080	1,388,021	739,716	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	58,690,736	(5,317,812)	(46,939)	802,514	54,128,499	401,815	637,172	—
iShares MBS ETF(a)	25,298,880	15,964,376	(41,175,769)	473,711	(561,198)	—	—	159,488	—
iShares MSCI EAFE Growth ETF	—	56,285,358	(1,482,803)	107,257	11,837,323	66,747,135	742,625	371,323	—
iShares MSCI Min Vol USA ETF	68,496,683	1,699,107	(50,878,391)	3,112,131	(4,048,460)	18,381,070	288,421	468,715	—

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) September 30, 2020	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI USA Momentum Factor ETF(a)	$26,568,662	$—		$(26,288,951)		$3,161,231	$(3,440,942)	$—	—	$—		$—
iShares MSCI USA Quality Factor ETF(a)	25,300,044	29,199,699		(52,490,553)		(1,329,664)	(679,526)	—	—	475,520		—
iShares MSCI USA Size Factor ETF(a)	—	37,547,509		(33,579,173)		(3,968,336)	—	—	—	256,272		—
iShares MSCI USA Value Factor ETF	—	32,266,914		(224,377)		(7,653)	1,701,316	33,736,200	457,254	396,997		—
iShares U.S. Medical Devices ETF	—	24,794,483		(201,847)		9,091	5,285,668	29,887,395	99,751	38,305		—
iShares U.S. Treasury Bond ETF(a)	25,953,344	52,656,771		(83,001,313)		5,630,373	(1,239,175)	—	—	555,575		—
Master Advantage Large Cap Core Portfolio	85,784,222	—		(47,855,079	)(b)(c)	2,443,727	8,179,958	48,552,828	$48,552,828	797,406		—
Master Total Return Portfolio	178,897,551	19,185,875	(b)(c)	—		7,972,995	410,590	206,467,011	$206,467,011	4,679,868		—
SL Liquidity Series, LLC, Money Market Series	—	1,581,152	(b)	—		(85)	—	1,581,067	1,580,434	91,041	(d)	—
U.S. Total Bond Index Master Portfolio(a)	59,455,077	—		(59,428,034	)(b)(c)	3,205,123	(3,232,166)	—	$—	66,322		—

						$16,435,262	$61,645,158	$934,306,116		$18,177,639		$1,550,281

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$675,929,908	$—	$—	$675,929,908
Short-Term Securities
Money Market Funds	1,775,302	—	—	1,775,302

	$677,705,210	$—	$—	677,705,210

Investments Valued at NAV(a)				256,600,906

				$934,306,116

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments September 30, 2020	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.5%
BlackRock Emerging Markets Fund, Inc., Class K	1,312,618	$34,101,812
BlackRock Technology Opportunities Fund, Class K(b)	401,803	22,243,838
iShares Core MSCI EAFE ETF	287,905	17,354,913
iShares Core S&P Small-Cap ETF	310,041	21,774,179
iShares Core S&P Total U.S. Stock Market ETF(c)	1,271,867	96,013,239
iShares ESG Aware MSCI USA ETF	826,980	63,024,146
iShares MSCI EAFE Growth ETF	530,152	47,650,062
iShares MSCI Min Vol USA ETF	216,334	13,786,966
iShares MSCI USA Value Factor ETF	293,078	21,623,295
iShares U.S. Medical Devices ETF	65,543	19,637,994
Master Advantage Large Cap Core Portfolio	$38,989,357	38,989,357

		396,199,801

Fixed-Income Funds — 16.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	168,929	22,756,425
Master Total Return Portfolio	$55,268,487	55,268,487

		78,024,912

Total Long-Term Investments — 99.9% (Cost: $397,530,322)		474,224,713

Security	Shares	Value

Short-Term Securities(a)(d)(e)

Money Market Funds — 0.0%
SL Liquidity Series, LLC, Money Market Series, 0.25%	200,939	$201,019

Total Short-Term Securities — 0.0% (Cost: $201,038)		201,019

Total Investments — 99.9% (Cost: $397,731,360)		474,425,732

Other Assets Less Liabilities — 0.1%		266,906

Net Assets — 100.0%.		$474,692,638

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/19	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$28,804,364	$17,913,495	$(15,716,692)		$(1,198,196)	$4,298,841	$34,101,812	1,312,618	$765,874	$ —
BlackRock Liquidity Funds, T-Fund(a)	1,981,772	—	(1,981,772	)(b)	—	—	—	—	8,737	2
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	—	33,222,072	(33,564,219)		342,147	—	—	—	249,443	36,015
BlackRock Technology Opportunities Fund, Class K	—	24,408,870	(9,596,539)		523,797	6,907,710	22,243,838	401,803	—	—
BlackRock Technology Opportunities Fund, Institutional Class(a)	18,614,105	1,180,406	(23,124,741)		3,645,535	(315,305)	—	—	—	298,105

24	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
International Tilts Master Portfolio(a)	$21,858,604	$—		$(23,771,995	)(b)(c)	$736,976	$ 1,176,415	$—	$—	$91,061	$—
iShares 20+ Year Treasury Bond ETF(a)	—	7,978,275		(7,798,767)		(179,508)	—	—	—	38,041	—
iShares Core MSCI EAFE ETF	22,012,498	50,514,862		(47,498,748)		(5,089,481)	(2,584,218)	17,354,913	287,905	476,671	—
iShares Core S&P 500 ETF(a)	—	59,386,393		(53,720,292)		(5,666,101)	—	—	—	341,717	—
iShares Core S&P Small- Cap ETF	8,005,611	22,340,921		(8,199,892)		240,922	(613,383)	21,774,179	310,041	161,577	—
iShares Core S&P Total U.S. Stock Market ETF	82,753,917	18,389,466		(16,618,103)		(491,904)	11,979,863	96,013,239	1,271,867	1,703,332	—
iShares ESG Aware MSCI USA ETF	—	72,709,143		(23,484,785)		2,408,371	11,391,417	63,024,146	826,980	441,943	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	22,786,525		(391,066)		(2,100)	363,066	22,756,425	168,929	248,264	—
iShares MBS ETF(a)	—	11,673,485		(11,658,704)		(14,781)	—	—	—	27,310	—
iShares MSCI EAFE Growth ETF	—	40,005,963		(780,812)		7,177	8,417,734	47,650,062	530,152	265,890	—
iShares MSCI Min Vol USA ETF	42,241,515	3,566,599		(31,320,289)		943,217	(1,644,076)	13,786,966	216,334	356,727	—
iShares MSCI USA Momentum Factor ETF(a)	23,252,558	650,092		(24,826,626)		3,852,220	(2,928,244)	—	—	50,967	—
iShares MSCI USA Quality Factor ETF(a)	18,814,211	15,508,207		(32,286,513)		(1,535,396)	(500,509)	—	—	289,388	—
iShares MSCI USA Size Factor ETF(a)	—	17,332,322		(15,423,774)		(1,908,548)	—	—	—	117,572	—
iShares MSCI USA Value Factor ETF	—	20,869,603		(382,816)		(12,814)	1,149,322	21,623,295	293,078	255,247	—
iShares U.S. Medical Devices ETF	—	16,485,488		(313,299)		5,031	3,460,774	19,637,994	65,543	25,236	—
iShares U.S. Treasury Bond ETF(a)	—	29,486,421		(31,067,868)		1,581,447	—	—	—	163,370	—
Master Advantage Large Cap Core Portfolio	38,228,579	—		(4,974,085	)(b)(c)	1,548,195	4,186,668	38,989,357	$38,989,357	488,936	—
Master Total Return Portfolio	41,738,959	11,445,799	(b)(c)	—		2,019,928	63,801	55,268,487	$55,268,487	1,099,924	—

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (continued) September 30, 2020	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income (Expense)		Capital Gain Distributions from Underlying Funds
SL Liquidity Series, LLC, Money Market Series	$—	$195,239	(b)	$—		$5,799	$(19)	$201,019	200,939	$69,405	(d)	$—
U.S. Total Bond Index Master Portfolio(a)	31,000,464	—		(30,995,697	)(b)(c)	1,605,163	(1,609,930)	—	$—	29,773		—

						$3,367,096	$43,199,927	$474,425,732		$7,766,405		$334,122

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$379,966,869	$—	$—	$379,966,869

	$379,966,869	$—	$—	379,966,869

Investments Valued at NAV(a)				94,458,863

				$474,425,732

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

26	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

September 30, 2020

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)(b)	$427,091,883	$491,584,627	$934,306,116	$474,425,732
Cash	1,099,419	414,238	—	—
Receivables:
Investments sold	—	852,457	—	1,021,634
Securities lending income — affiliated	4,370	1,041	2,743	19,420
Capital shares sold	1,098,602	956,851	805,518	636,619
Dividends — affiliated	348,889	233,813	198,434	38
From the Manager	5,895	14,802	20,998	20,863
Prepaid expenses	32,374	24,154	27,898	16,573

Total assets	429,681,432	494,081,983	935,361,707	476,140,879

LIABILITIES
Bank overdraft	—	—	—	121,965
Cash collateral on securities loaned at value	516,600	—	1,581,249	205,860
Payables:
Investments purchased	1,654,734	669,796	196,427	—
Administration fees	6,055	12,149	39,635	7,182
Capital shares redeemed	495,172	543,874	1,917,597	807,311
Trustees’ and Officer’s fees	2,372	2,419	2,787	2,440
Other accrued expenses	102,219	104,431	105,379	103,557
Other affiliate fees	3,259	4,214	19,798	4,654
Service and distribution fees	109,674	119,560	194,131	86,947
Transfer agent fees	61,757	92,708	180,577	108,325

Total liabilities	2,951,842	1,549,151	4,237,580	1,448,241

NET ASSETS	$426,729,590	$492,532,832	$931,124,127	$474,692,638

NET ASSETS CONSIST OF
Paid-in capital	$388,947,872	$427,322,101	$782,226,646	$389,000,131
Accumulated earnings	37,781,718	65,210,731	148,897,481	85,692,507

NET ASSETS	$426,729,590	$492,532,832	$931,124,127	$474,692,638

(a) Investments at cost — affiliated	$407,148,873	$445,708,297	$808,090,536	$397,731,360
(b) Securities loaned at value	$503,328	$—	$1,549,165	$203,823

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities  (continued)

September 30, 2020

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE

Institutional
Net assets	$101,479,915	$152,243,998	$215,674,312	$168,064,527

Shares outstanding	8,158,766	11,834,108	14,949,623	11,872,123

Net asset value	$12.44	$12.86	$14.43	$14.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$189,930,373	$222,509,572	$576,079,036	$203,560,878

Shares outstanding	15,496,461	17,477,207	40,709,069	14,697,909

Net asset value	$12.26	$12.73	$14.15	$13.85

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$82,133,894	$84,540,555	$85,370,835	$50,977,056

Shares outstanding	6,787,742	6,739,669	6,188,885	3,819,631

Net asset value	$12.10	$12.54	$13.79	$13.35

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$44,529,596	$23,034,003	$40,575,244	$45,032,095

Shares outstanding	3,579,530	1,789,088	2,812,551	3,180,763

Net asset value	$12.44	$12.87	$14.43	$14.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$8,655,812	$10,204,704	$13,424,700	$7,058,082

Shares outstanding	709,513	804,183	951,088	512,572

Net asset value	$12.20	$12.69	$14.12	$13.77

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

28	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended September 30, 2020

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$5,423,535	$5,611,618	$12,543,002	$5,987,306
Securities lending income — affiliated — net	25,128	41,153	91,041	69,405
Other income	3,332	2,990	1,757	301
Net investment income allocated from the affiliated Master Portfolios:
Income	3,456,770	3,570,159	5,898,678	1,923,751
Expenses	(109,088)	(153,902)	(355,082)	(214,057)

Total investment income	8,799,677	9,072,018	18,179,396	7,766,706

EXPENSES
Service and distribution — class specific	1,261,484	1,411,239	2,364,069	1,012,306
Transfer agent — class specific	252,872	383,919	900,922	503,549
Administration	148,440	172,871	360,504	178,972
Registration	96,099	87,458	99,647	79,519
Professional	70,164	69,639	78,171	70,285
Administration — class specific	69,779	81,265	174,038	84,213
Accounting services	66,143	66,143	66,144	66,143
Printing and postage	20,987	21,486	29,663	22,572
Trustees and Officer	11,534	11,548	13,531	11,775
Custodian	3,600	2,955	3,011	2,867
Recoupment of past waived and/or reimbursed fees — class specific	361	1,602	—	—
Miscellaneous	15,497	16,600	22,445	16,387

Total expenses	2,016,960	2,326,725	4,112,145	2,048,588
Less:
Fees waived and/or reimbursed by the Manager	(187,790)	(163,553)	(65,035)	(154,493)
Administration fees waived — class specific	(20,143)	(25,766)	(89,830)	(68,169)
Transfer agent fees waived and/or reimbursed — class specific	(41,410)	(138,489)	(236,221)	(230,566)

Total expenses after fees waived and/or reimbursed	1,767,617	1,998,917	3,721,059	1,595,360

Net investment income	7,032,060	7,073,101	14,458,337	6,171,346

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	3,793,201	3,662,927	2,813,417	(2,543,166)
Capital gain distributions from investment companies — affiliated	125,689	688,548	1,550,281	334,122
Allocation from the affiliated Master Portfolios	8,548,155	9,938,262	13,621,845	5,910,262

	12,467,045	14,289,737	17,985,543	3,701,218

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	5,842,110	19,991,307	56,286,776	39,382,972
Allocation from the affiliated Master Portfolios	(614,471)	17,763	5,358,382	3,816,955

	5,227,639	20,009,070	61,645,158	43,199,927

Net realized and unrealized gain	17,694,684	34,298,807	79,630,701	46,901,145

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,726,744	$41,371,908	$94,089,038	$53,072,491

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Year Ended September 30,		Year Ended September 30,
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,032,060	$7,147,734	$7,073,101	$7,891,222
Net realized gain	12,467,045	1,097,419	14,289,737	3,948,251
Net change in unrealized appreciation (depreciation)	5,227,639	9,182,240	20,009,070	7,163,566

Net increase in net assets resulting from operations	24,726,744	17,427,393	41,371,908	19,003,039

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,191,216)	(1,845,509)	(2,039,966)	(4,541,015)
Investor A	(3,241,148)	(5,294,433)	(4,289,541)	(11,464,215)
Investor C	(1,186,832)	(3,017,479)	(1,437,982)	(5,468,389)
Class K	(877,464)	(162,057)	(346,351)	(480,015)
Class R	(192,302)	(559,263)	(317,670)	(1,186,781)

Decrease in net assets resulting from distributions to shareholders	(6,688,962)	(10,878,741)	(8,431,510)	(23,140,415)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	102,522,383	26,053,675	91,646,210	11,647,720

NET ASSETS
Total increase in net assets	120,560,165	32,602,327	124,586,608	7,510,344
Beginning of year	306,169,425	273,567,098	367,946,224	360,435,880

End of year	$426,729,590	$306,169,425	$492,532,832	$367,946,224

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Year Ended September 30,		Year Ended September 30,
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,458,337	$15,716,995	$6,171,346	$5,885,391
Net realized gain	17,985,543	9,285,669	3,701,218	3,891,683
Net change in unrealized appreciation (depreciation)	61,645,158	22,212,617	43,199,927	(1,350,456)

Net increase in net assets resulting from operations	94,089,038	47,215,281	53,072,491	8,426,618

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,274,412)	(7,250,440)	(3,431,216)	(5,836,278)
Investor A	(19,637,878)	(18,659,907)	(4,098,713)	(8,297,719)
Investor C	(2,674,572)	(5,431,522)	(862,069)	(2,328,353)
Class K	(1,101,930)	(1,189,307)	(701,406)	(761,052)
Class R	(461,998)	(1,088,428)	(152,195)	(525,225)

Decrease in net assets resulting from distributions to shareholders	(30,150,790)	(33,619,604)	(9,245,599)	(17,748,627)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	18,345,433	303,312,712	53,438,818	25,330,074

NET ASSETS
Total increase in net assets	82,283,681	316,908,389	97,265,710	16,008,065
Beginning of year	848,840,446	531,932,057	377,426,928	361,418,863

End of year	$931,124,127	$848,840,446	$474,692,638	$377,426,928

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.85	$11.62	$11.67	$11.31	$11.50

Net investment income(a)	0.29	0.36	0.30	0.28	0.25
Net realized and unrealized gain (loss)	0.59	0.42	(0.04)	0.28	0.27

Net increase from investment operations	0.88	0.78	0.26	0.56	0.52

Distributions(b)
From net investment income	(0.28)	(0.40)	(0.31)	(0.20)	(0.23)
From net realized gain	(0.01)	(0.15)	—	—	(0.48)

Total distributions	(0.29)	(0.55)	(0.31)	(0.20)	(0.71)

Net asset value, end of year	$12.44	$11.85	$11.62	$11.67	$11.31

Total Return(c)
Based on net asset value	7.56%	7.23%	2.27%	5.09%	4.76%

Ratios to Average Net Assets
Total expenses(d)	0.26%	0.28%	0.31%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed(d)	0.12%	0.12%	0.16%	0.17%	0.12%

Net investment income(d)	2.44%	3.17%	2.63%	2.49%	2.25%

Supplemental Data
Net assets, end of year (000)	$101,480	$46,017	$42,461	$52,839	$49,937

Portfolio turnover rate	88%	62%	64%	80%	95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.23%	0.20%	0.31%	0.27%	0.45%

See notes to financial statements.

32	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.68		$11.46		$11.51		$11.16		$11.37

Net investment income(a)	0.25		0.32		0.26		0.24		0.21
Net realized and unrealized gain (loss)	0.59		0.41		(0.04)		0.28		0.26

Net increase from investment operations	0.84		0.73		0.22		0.52		0.47

Distributions(b)
From net investment income	(0.25)		(0.36)		(0.27)		(0.17)		(0.20)
From net realized gain	(0.01)		(0.15)		—		—		(0.48)

Total distributions	(0.26)		(0.51)		(0.27)		(0.17)		(0.68)

Net asset value, end of year	$12.26		$11.68		$11.46		$11.51		$11.16

Total Return(c)
Based on net asset value	7.27%		6.82%		1.94%		4.78%		4.35%

Ratios to Average Net Assets
Total expenses(d)	0.51	%(e)	0.54	%(e)	0.56	%(e)	0.60	%(e)	0.60%

Total expenses after fees waived and/or reimbursed(d)	0.45%		0.46%		0.50%		0.51%		0.46%

Net investment income(d)	2.10%		2.82%		2.29%		2.17%		1.88%

Supplemental Data
Net assets, end of year (000)	$189,930		$137,115		$122,394		$143,061		$171,824

Portfolio turnover rate	88%		62%		64%		80%		95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.23%	0.20%	0.31%	0.27%	0.45%

(e)

Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.54		$11.30		$11.34		$11.01		$11.24

Net investment income(a)	0.16		0.23		0.17		0.16		0.12
Net realized and unrealized gain (loss)	0.57		0.42		(0.04)		0.28		0.27

Net increase from investment operations	0.73		0.65		0.13		0.44		0.39

Distributions(b)
From net investment income	(0.16)		(0.26)		(0.17)		(0.11)		(0.14)
From net realized gain	(0.01)		(0.15)		—		—		(0.48)

Total distributions	(0.17)		(0.41)		(0.17)		(0.11)		(0.62)

Net asset value, end of year	$12.10		$11.54		$11.30		$11.34		$11.01

Total Return(c)
Based on net asset value	6.37%		6.10%		1.14%		4.01%		3.64%

Ratios to Average Net Assets
Total expenses(d)	1.25	%(e)	1.28	%(e)	1.31	%(e)	1.35	%(e)	1.33	%(e)

Total expenses after fees waived and/or reimbursed(d)	1.19%		1.22%		1.25%		1.26%		1.21%

Net investment income(d)	1.35%		2.09%		1.54%		1.42%		1.11%

Supplemental Data
Net assets, end of year (000)	$82,134		$79,944		$91,279		$118,900		$147,046

Portfolio turnover rate	88%		62%		64%		80%		95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.23%	0.20%	0.31%	0.27%	0.45%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2017 and September 30, 2016.

See notes to financial statements.

34	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017

Net asset value, beginning of period	$11.85	$11.62	$11.67	$11.31	$10.90

Net investment income(b)	0.29	0.33	0.30	0.29	0.12
Net realized and unrealized gain (loss)	0.60	0.45	(0.04)	0.28	0.29

Net increase from investment operations	0.89	0.78	0.26	0.57	0.41

Distributions(c)
From net investment income	(0.29)	(0.40)	(0.31)	(0.21)	—
From net realized gain	(0.01)	(0.15)	—	—	—

Total distributions	(0.30)	(0.55)	(0.31)	(0.21)	—

Net asset value, end of period	$12.44	$11.85	$11.62	$11.67	$11.31

Total Return(d)
Based on net asset value	7.58%	7.26%	2.29%	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.18%	0.18%	0.23%	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.10%	0.14%	0.16%	0.10	%(g)

Net investment income(f)	2.44%	2.87%	2.63%	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$44,530	$31,853	$3,355	$1,607	$207

Portfolio turnover rate	88%	62%	64%	80%	95	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017
Investments in underlying funds	0.23%	0.20%	0.31%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2020		2019		2018	2017	2016

Net asset value, beginning of year	$11.62		$11.39		$11.44	$11.10	$11.30

Net investment income(a)	0.21		0.28		0.22	0.21	0.17
Net realized and unrealized gain (loss)	0.58		0.42		(0.03)	0.27	0.27

Net increase from investment operations	0.79		0.70		0.19	0.48	0.44

Distributions(b)
From net investment income	(0.20)		(0.32)		(0.24)	(0.14)	(0.16)
From net realized gain	(0.01)		(0.15)		—	—	(0.48)

Total distributions	(0.21)		(0.47)		(0.24)	(0.14)	(0.64)

Net asset value, end of year	$12.20		$11.62		$11.39	$11.44	$11.10

Total Return(c)
Based on net asset value	6.87%		6.58%		1.64%	4.39%	4.11%

Ratios to Average Net Assets
Total expenses(d)	0.79	%(e)	0.85	%(e)	0.89%	0.93%	0.91	%(e)

Total expenses after fees waived and/or reimbursed(d)	0.74%		0.78%		0.81%	0.82%	0.77%

Net investment income(d)	1.81%		2.55%		1.97%	1.86%	1.58%

Supplemental Data
Net assets, end of year (000)	$8,656		$11,241		$14,079	$15,209	$15,976

Portfolio turnover rate	88%		62%		64%	80%	95%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.23%	0.20%	0.31%	0.27%	0.45%

(e)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2019 and September 30, 2016.

See notes to financial statements.

36	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.95	$12.17	$11.91	$11.18	$11.54

Net investment income(a)	0.26	0.31	0.28	0.26	0.23
Net realized and unrealized gain	0.97	0.31	0.28	0.67	0.45

Net increase from investment operations	1.23	0.62	0.56	0.93	0.68

Distributions(b)
From net investment income	(0.32)	(0.27)	(0.30)	(0.20)	(0.23)
From net realized gain	—	(0.57)	—	—	(0.81)

Total distributions	(0.32)	(0.84)	(0.30)	(0.20)	(1.04)

Net asset value, end of year	$12.86	$11.95	$12.17	$11.91	$11.18

Total Return(c)
Based on net asset value	10.48%	6.00%	4.74%	8.48%	6.31%

Ratios to Average Net Assets
Total expenses(d)	0.31%	0.34%	0.32%	0.36%	0.35%

Total expenses after fees waived and/or reimbursed(d)	0.13%	0.14%	0.15%	0.16%	0.12%

Net investment income(d)	2.15%	2.69%	2.37%	2.29%	2.12%

Supplemental Data
Net assets, end of year (000)	$152,244	$73,817	$66,357	$60,948	$45,376

Portfolio turnover rate	98%	68%	79%	74%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.20%	0.30%	0.29%	0.46%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2020		2019		2018		2017	2016

Net asset value, beginning of year	$11.83		$12.06		$11.80		$11.08	$11.46

Net investment income(a)	0.22		0.27		0.24		0.22	0.20
Net realized and unrealized gain	0.96		0.30		0.28		0.67	0.43

Net increase from investment operations	1.18		0.57		0.52		0.89	0.63

Distributions(b)
From net investment income	(0.28)		(0.23)		(0.26)		(0.17)	(0.20)
From net realized gain	—		(0.57)		—		—	(0.81)

Total distributions	(0.28)		(0.80)		(0.26)		(0.17)	(1.01)

Net asset value, end of year	$12.73		$11.83		$12.06		$11.80	$11.08

Total Return(c)
Based on net asset value	10.15%		5.57%		4.42%		8.17%	5.89%

Ratios to Average Net Assets
Total expenses(d)	0.50	%(e)	0.53	%(e)	0.54	%(e)	0.57%	0.58	%(e)

Total expenses after fees waived and/or reimbursed(d)	0.46%		0.48%		0.49%		0.50%	0.46%

Net investment income(d)	1.80%		2.36%		2.02%		1.93%	1.81%

Supplemental Data
Net assets, end of year (000)	$222,510		$178,719		$169,126		$186,642	$195,865

Portfolio turnover rate	98%		68%		79%		74%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.20%	0.30%	0.29%	0.46%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2020 and September 30, 2016.

See notes to financial statements.

38	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.66		$11.87		$11.60		$10.91		$11.31

Net investment income(a)	0.13		0.18		0.15		0.13		0.11
Net realized and unrealized gain	0.94		0.31		0.27		0.66		0.44

Net increase from investment operations	1.07		0.49		0.42		0.79		0.55

Distributions(b)
From net investment income	(0.19)		(0.13)		(0.15)		(0.10)		(0.14)
From net realized gain	—		(0.57)		—		—		(0.81)

Total distributions	(0.19)		(0.70)		(0.15)		(0.10)		(0.95)

Net asset value, end of year	$12.54		$11.66		$11.87		$11.60		$10.91

Total Return(c)
Based on net asset value	9.30%		4.78%		3.63%		7.32%		5.18%

Ratios to Average Net Assets
Total expenses(d)	1.25	%(e)	1.28	%(e)	1.29	%(e)	1.33	%(e)	1.33	%(e)

Total expenses after fees waived and/or reimbursed(d)	1.21%		1.23%		1.24%		1.25%		1.21%

Net investment income(d)	1.06%		1.63%		1.26%		1.18%		1.04%

Supplemental Data
Net assets, end of year (000)	$84,541		$87,646		$101,711		$128,703		$153,937

Portfolio turnover rate	98%		68%		79%		74%		103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.20%	0.30%	0.29%	0.46%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2016, the ratios would have been 1.27% and 1.32%, respectively. There was no financial impact to the expense ratio for the years ended September 30, 2020, September 30, 2018 and September 30, 2017.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017

Net asset value, beginning of period	$11.96	$12.18	$11.92	$11.19	$10.68

Net investment income(b)	0.27	0.31	0.29	0.29	0.11
Net realized and unrealized gain	0.96	0.32	0.27	0.64	0.40

Net increase from investment operations	1.23	0.63	0.56	0.93	0.51

Distributions(c)
From net investment income	(0.32)	(0.28)	(0.30)	(0.20)	—
From net realized gain	—	(0.57)	—	—	—

Total distributions	(0.32)	(0.85)	(0.30)	(0.20)	—

Net asset value, end of period	$12.87	$11.96	$12.18	$11.92	$11.19

Total Return(d)
Based on net asset value	10.49%	6.02%	4.75%	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.17%	0.20%	0.21%	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.11%	0.12%	0.13%	0.14%	0.10	%(g)

Net investment income(f)	2.19%	2.68%	2.40%	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$23,034	$10,987	$4,939	$2,359	$253

Portfolio turnover rate	98%	68%	79%	74%	103	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017
Investments in underlying funds	0.21%	0.20%	0.30%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

40	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.78	$12.00	$11.75	$11.04	$11.40

Net investment income(a)	0.19	0.25	0.22	0.20	0.18
Net realized and unrealized gain	0.97	0.31	0.27	0.66	0.44

Net increase from investment operations	1.16	0.56	0.49	0.86	0.62

Distributions(b)
From net investment income	(0.25)	(0.21)	(0.24)	(0.15)	(0.17)
From net realized gain	—	(0.57)	—	—	(0.81)

Total distributions	(0.25)	(0.78)	(0.24)	(0.15)	(0.98)

Net asset value, end of year	$12.69	$11.78	$12.00	$11.75	$11.04

Total Return(c)
Based on net asset value	9.99%	5.45%	4.18%	7.94%	5.80%

Ratios to Average Net Assets
Total expenses(d)	0.82%	0.85%	0.84%	0.88%	0.89%

Total expenses after fees waived and/or reimbursed(d)	0.63%	0.64%	0.65%	0.66%	0.62%

Net investment income(d)	1.61%	2.21%	1.84%	1.77%	1.65%

Supplemental Data
Net assets, end of year (000)	$10,205	$16,778	$18,302	$22,405	$21,619

Portfolio turnover rate	98%	68%	79%	74%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.20%	0.30%	0.29%	0.46%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2020	2019		2018	2017		2016

Net asset value, beginning of year	$13.37	$13.74		$13.20	$12.08		$12.39

Net investment income(a)	0.27	0.30		0.30	0.28		0.23
Net realized and unrealized gain	1.30	0.19		0.67	1.05		0.60

Net increase from investment operations	1.57	0.49		0.97	1.33		0.83

Distributions(b)
From net investment income	(0.35)	(0.21)		(0.30)	(0.21)		(0.22)
From net realized gain	(0.16)	(0.65)		(0.13)	—		(0.92)

Total distributions	(0.51)	(0.86)		(0.43)	(0.21)		(1.14)

Net asset value, end of year	$14.43	$13.37		$13.74	$13.20		$12.08

Total Return(c)
Based on net asset value	12.00%	4.22%		7.42%	11.19	%(d)	7.10%

Ratios to Average Net Assets
Total expenses(e)	0.28%	0.34	%(f)	0.29%	0.32%		0.31%

Total expenses after fees waived and/or reimbursed(e)	0.13%	0.15%		0.15%	0.14%		0.11%

Net investment income(e)	2.00%	2.36%		2.22%	2.27%		1.95%

Supplemental Data
Net assets, end of year (000)	$215,674	$161,196		$108,221	$90,274		$61,601

Portfolio turnover rate	98%	69%		88%	70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

42	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2020	2019		2018		2017		2016

Net asset value, beginning of year	$13.13	$13.50		$12.98		$11.89		$12.22

Net investment income(a)	0.22	0.26		0.25		0.24		0.19
Net realized and unrealized gain	1.27	0.19		0.65		1.03		0.59

Net increase from investment operations	1.49	0.45		0.90		1.27		0.78

Distributions(b)
From net investment income	(0.31)	(0.17)		(0.25)		(0.18)		(0.19)
From net realized gain	(0.16)	(0.65)		(0.13)		—		(0.92)

Total distributions	(0.47)	(0.82)		(0.38)		(0.18)		(1.11)

Net asset value, end of year	$14.15	$13.13		$13.50		$12.98		$11.89

Total Return(c)
Based on net asset value	11.54%	3.94%		7.03%		10.86	%(d)	6.77%

Ratios to Average Net Assets
Total expenses(e)	0.49%	0.55	%(f)(g)	0.51	%(g)	0.55	%(g)	0.57	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.47%	0.49%		0.49%		0.48%		0.45%

Net investment income(e)	1.66%	2.03%		1.85%		1.93%		1.64%

Supplemental Data
Net assets, end of year (000)	$576,079	$555,513		$280,970		$279,181		$269,175

Portfolio turnover rate	98%	69%		88%		70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratios for the years ended September 30, 2019, September 30, 2017 and September 30, 2016.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2020	2019		2018	2017		2016

Net asset value, beginning of year	$12.81	$13.17		$12.66	$11.61		$11.99

Net investment income(a)	0.12	0.15		0.14	0.14		0.10
Net realized and unrealized gain	1.23	0.20		0.64	1.02		0.57

Net increase from investment operations	1.35	0.35		0.78	1.16		0.67

Distributions(b)
From net investment income	(0.21)	(0.06)		(0.14)	(0.11)		(0.13)
From net realized gain	(0.16)	(0.65)		(0.13)	—		(0.92)

Total distributions	(0.37)	(0.71)		(0.27)	(0.11)		(1.05)

Net asset value, end of year	$13.79	$12.81		$13.17	$12.66		$11.61

Total Return(c)
Based on net asset value	10.69%	3.15%		6.23%	10.06	%(d)	5.89%

Ratios to Average Net Assets
Total expenses(e)	1.23%	1.30	%(f)(g)	1.28%	1.31%		1.33	%(g)

Total expenses after fees waived and/or reimbursed(e)	1.22%	1.24%		1.24%	1.23%		1.20%

Net investment income(e)	0.91%	1.23%		1.10%	1.17%		0.88%

Supplemental Data
Net assets, end of year (000)	$85,371	$94,713		$105,283	$117,602		$125,371

Portfolio turnover rate	98%	69%		88%	70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

44	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,						Period from 03/28/16 to 09/30/16	(a)
	2020	2019		2018	2017

Net asset value, beginning of period	$13.37	$13.74		$13.20	$12.07		$11.45

Net investment income(b)	0.27	0.30		0.30	0.28		0.11
Net realized and unrealized gain	1.30	0.19		0.67	1.06		0.51

Net increase from investment operations	1.57	0.49		0.97	1.34		0.62

Distributions(c)
From net investment income	(0.35)	(0.21)		(0.30)	(0.21)		—
From net realized gain	(0.16)	(0.65)		(0.13)	—		—

Total distributions	(0.51)	(0.86)		(0.43)	(0.21)		—

Net asset value, end of period	$14.43	$13.37		$13.74	$13.20		$12.07

Total Return(d)
Based on net asset value	12.02%	4.24%		7.44%	11.30	%(e)	5.42	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.14%	0.20	%(h)	0.18%	0.24%		0.22	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.11%	0.13%		0.13%	0.12%		0.09	%(i)

Net investment income(g)	2.03%	2.33%		2.21%	2.37%		1.81	%(i)

Supplemental Data
Net assets, end of period (000)	$40,575	$21,488		$18,719	$10,395		$276

Portfolio turnover rate	98%	69%		88%	70%		94	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%

(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.
(i)	Annualized.
(j)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2020	2019		2018	2017		2016

Net asset value, beginning of year	$13.08	$13.45		$12.93	$11.85		$12.17

Net investment income(a)	0.19	0.23		0.22	0.21		0.17
Net realized and unrealized gain	1.28	0.19		0.66	1.03		0.59

Net increase from investment operations	1.47	0.42		0.88	1.24		0.76

Distributions(b)
From net investment income	(0.27)	(0.14)		(0.23)	(0.16)		(0.16)
From net realized gain	(0.16)	(0.65)		(0.13)	—		(0.92)

Total distributions	(0.43)	(0.79)		(0.36)	(0.16)		(1.08)

Net asset value, end of year	$14.12	$13.08		$13.45	$12.93		$11.85

Total Return(c)
Based on net asset value	11.42%	3.68%		6.85%	10.59	%(d)	6.63%

Ratios to Average Net Assets
Total expenses(e)	0.82%	0.87	%(f)	0.84%	0.86%		0.90%

Total expenses after fees waived and/or reimbursed(e)	0.66%	0.68%		0.68%	0.67%		0.64%

Net investment income(e)	1.45%	1.80%		1.66%	1.73%		1.48%

Supplemental Data
Net assets, end of year (000)	$13,425	$15,930		$18,740	$20,593		$18,260

Portfolio turnover rate	98%	69%		88%	70%		94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.21%	0.19%	0.27%	0.26%	0.42%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

46	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2020	2019	2018	2017		2016

Net asset value, beginning of year	$12.83	$13.26	$12.47	$11.11		$11.67

Net investment income(a)	0.23	0.25	0.25	0.25		0.20
Net realized and unrealized gain	1.43	0.01	0.93	1.30		0.71

Net increase from investment operations	1.66	0.26	1.18	1.55		0.91

Distributions(b)
From net investment income	(0.27)	(0.16)	(0.22)	(0.19)		(0.19)
From net realized gain	(0.06)	(0.53)	(0.17)	—		(1.28)

Total distributions	(0.33)	(0.69)	(0.39)	(0.19)		(1.47)

Net asset value, end of year	$14.16	$12.83	$13.26	$12.47		$11.11

Total Return(c)
Based on net asset value	13.11%	2.81%	9.65%	14.11	%(d)	8.32%

Ratios to Average Net Assets
Total expenses(e)	0.34%	0.39%	0.36%	0.34%		0.43%

Total expenses after fees waived and/or reimbursed(e)	0.14%	0.18%	0.16%	0.11%		0.10%

Net investment income(e)	1.76%	2.00%	1.94%	2.09%		1.79%

Supplemental Data
Net assets, end of year (000)	$168,065	$124,885	$115,594	$75,614		$33,056

Portfolio turnover rate	116%	64%	80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2020	2019		2018	2017		2016

Net asset value, beginning of year	$12.56	$13.00		$12.23	$10.92		$11.50

Net investment income(a)	0.18	0.20		0.19	0.20		0.17
Net realized and unrealized gain	1.40	0.01		0.93	1.27		0.69

Net increase from investment operations	1.58	0.21		1.12	1.47		0.86

Distributions(b)
From net investment income	(0.23)	(0.12)		(0.18)	(0.16)		(0.16)
From net realized gain	(0.06)	(0.53)		(0.17)	—		(1.28)

Total distributions	(0.29)	(0.65)		(0.35)	(0.16)		(1.44)

Net asset value, end of year	$13.85	$12.56		$13.00	$12.23		$10.92

Total Return(c)
Based on net asset value	12.72%	2.39%		9.32%	13.66	%(d)	8.01%

Ratios to Average Net Assets
Total expenses(e)	0.53%	0.57	%(f)	0.57%	0.59%		0.73%

Total expenses after fees waived and/or reimbursed(e)	0.48%	0.52%		0.50%	0.45%		0.44%

Net investment income(e)	1.41%	1.66%		1.54%	1.73%		1.57%

Supplemental Data
Net assets, end of year (000)	$203,561	$173,105		$163,604	$146,811		$120,613

Portfolio turnover rate	116%	64%		80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%

(f)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2019.

See notes to financial statements.

48	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2020	2019	2018	2017		2016

Net asset value, beginning of year	$12.12	$12.55	$11.82	$10.57		$11.19

Net investment income(a)	0.08	0.11	0.10	0.11		0.08
Net realized and unrealized gain	1.35	0.01	0.90	1.23		0.67

Net increase from investment operations	1.43	0.12	1.00	1.34		0.75

Distributions(b)
From net investment income	(0.14)	(0.02)	(0.10)	(0.09)		(0.09)
From net realized gain	(0.06)	(0.53)	(0.17)	—		(1.28)

Total distributions	(0.20)	(0.55)	(0.27)	(0.09)		(1.37)

Net asset value, end of year	$13.35	$12.12	$12.55	$11.82		$10.57

Total Return(c)
Based on net asset value	11.90%	1.63%	8.55%	12.81	%(d)	7.13%

Ratios to Average Net Assets
Total expenses(e)	1.30%	1.35%	1.36%	1.39%		1.49%

Total expenses after fees waived and/or reimbursed(e)	1.23%	1.27%	1.25%	1.20%		1.19%

Net investment income(e)	0.66%	0.91%	0.80%	0.96%		0.77%

Supplemental Data
Net assets, end of year (000)	$50,977	$51,002	$55,986	$51,364		$38,988

Portfolio turnover rate	116%	64%	80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,					Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017

Net asset value, beginning of period	$12.83	$13.26	$12.47	$11.12		$10.40

Net investment income(b)	0.24	0.25	0.25	0.24		0.10
Net realized and unrealized gain	1.42	0.01	0.94	1.30		0.62

Net increase from investment operations	1.66	0.26	1.19	1.54		0.72

Distributions(c)
From net investment income	(0.27)	(0.16)	(0.23)	(0.19)		—
From net realized gain	(0.06)	(0.53)	(0.17)	—		—

Total distributions	(0.33)	(0.69)	(0.40)	(0.19)		—

Net asset value, end of period	$14.16	$12.83	$13.26	$12.47		$11.12

Total Return(d)
Based on net asset value	13.13%	2.83%	9.66%	14.02	%(e)	6.92	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.18%	0.23%	0.22%	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.12%	0.16%	0.14%	0.09%		0.08	%(h)

Net investment income(g)	1.79%	2.03%	1.92%	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$45,032	$18,804	$14,403	$7,687		$222

Portfolio turnover rate	116%	64%	80%	59%		81	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,				Period from 03/28/16 to 09/30/16	(a)
	2020	2019	2018	2017
Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

50	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2020	2019	2018	2017		2016

Net asset value, beginning of year	$12.47	$12.90	$12.14	$10.83		$11.40

Net investment income(a)	0.15	0.18	0.17	0.18		0.15
Net realized and unrealized gain	1.40	0.01	0.92	1.27		0.69

Net increase from investment operations	1.55	0.19	1.09	1.45		0.84

Distributions(b)
From net investment income	(0.19)	(0.09)	(0.16)	(0.14)		(0.13)
From net realized gain	(0.06)	(0.53)	(0.17)	—		(1.28)

Total distributions	(0.25)	(0.62)	(0.33)	(0.14)		(1.41)

Net asset value, end of year	$13.77	$12.47	$12.90	$12.14		$10.83

Total Return(c)
Based on net asset value	12.53%	2.22%	9.15%	13.54	%(d)	7.81%

Ratios to Average Net Assets
Total expenses(e)	0.84%	0.89%	0.90%	0.91%		1.05%

Total expenses after fees waived and/or reimbursed(e)	0.64%	0.68%	0.66%	0.61%		0.60%

Net investment income(e)	1.17%	1.51%	1.39%	1.57%		1.40%

Supplemental Data
Net assets, end of year (000)	$7,058	$9,631	$11,832	$12,484		$9,574

Portfolio turnover rate	116%	64%	80%	59%		81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.20%	0.19%	0.21%	0.21%	0.39%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and Master Portfolios in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years(c)
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)	Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Trustees of the Trust (the “Board”) and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Equity and Bond Fund (the “Target Fund”) approved the reorganization of the Target Fund into 60/40 Target Allocation. As a result, 60/40 Target Allocation acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of 60/40 Target Allocation.

Each shareholder of the Target Fund received shares of 60/40 Target Allocation in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of 60/40 Target Allocation in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	60/40 Target Allocation’s Share Class	Shares of 60/40 Target Allocation
Class A	11,836,654	0.78116004	Investor A	9,246,321
Class B	229,538	0.78440261	Investor A	180,050
Class R-1	190,523	0.76689938	Investor A	146,112
Class R-2	752,127	0.76868610	Investor A	578,150
Class R-3	72,659	0.75839221	Institutional	55,104
Institutional	3,945,052	0.77068342	Institutional	3,040,386
Legacy Class B	240,230	0.79802634	Investor A	191,710
Premier	14,488,134	0.79450253	Investor A	11,510,859

52	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization were as follows:

Amounts
Net assets	$302,217,830

Paid-in capital	$301,187,331
Accumulated earnings	1,030,499

For financial reporting purposes, assets received and shares issued by 60/40 Target Allocation were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of 60/40 Target Allocation’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of 60/40 Target Allocation before the reorganization were $502,296,512. The aggregate net assets of 60/40 Target Allocation immediately after the reorganization amounted to $804,514,342. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Equity and Bond Fund	$296,106,247	$295,075,748

The purpose of these transactions was to combine the assets of the Target Fund with the assets of 60/40 Target Allocation. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the reorganization had been completed on October 1, 2018, the beginning of the fiscal reporting period of 60/40 Target Allocation, the pro forma results of operations for the year ended September 30, 2019, are as follows:

•  Net investment income: $16,639,522

•  Net realized and change in unrealized gain on investments: $18,053,285

•  Net increase in net assets resulting from operations: $34,692,807

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in 60/40 Target Allocation’s Statement of Operations since November 19, 2018.

Reorganization costs incurred in connection with the reorganization were expensed by 60/40 Target Allocation .

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements   (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Funds’ assets and liabilities:

•

ETFs and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

54	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
20/80 Target Allocation
Morgan Stanley & Co. LLC	$503,328	$(503,328)	$—

60/40 Target Allocation
J.P. Morgan Securities LLC	$1,549,165	$(1,549,165)	$—

80/20 Target Allocation
Credit Suisse Securities (USA) LLC	$45,294	$(45,294)	$—
TD Prime Services LLC	158,529	(158,529)	—

	$203,823	$(203,823)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements   (continued)

For the year ended September 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$ 394,490	$ 819,731	$ 47,263	$ 1,261,484
40/60 Target Allocation	478,789	867,032	65,418	1,411,239
60/40 Target Allocation	1,379,809	914,404	69,856	2,364,069
80/20 Target Allocation	461,274	514,635	36,397	1,012,306

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 12,318	$ 31,511	$ 16,381	$ 7,680	$ 1,889	$ 69,779
40/60 Target Allocation	19,566	38,251	17,329	3,506	2,613	81,265
60/40 Target Allocation	35,789	110,285	18,278	6,895	2,791	174,038
80/20 Target Allocation	28,677	36,857	10,283	6,941	1,455	84,213

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2020, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 300	$ 2,596	$ 1,507	$ 134	$ 92	$ 4,629
40/60 Target Allocation	305	3,537	1,884	83	113	5,922
60/40 Target Allocation	1,830	22,379	3,693	108	80	28,090
80/20 Target Allocation	459	7,033	3,787	116	72	11,467

For the year ended September 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 53,004	$ 129,448	$ 58,940	$ 762	$ 10,718	$ 252,872
40/60 Target Allocation	140,501	156,683	66,594	974	19,167	383,919
60/40 Target Allocation	252,871	534,708	86,741	985	25,617	900,922
80/20 Target Allocation	240,066	187,328	63,411	860	11,884	503,549

Other Fees: For the year ended September 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$ 42,804
40/60 Target Allocation	35,367
60/40 Target Allocation	46,172
80/20 Target Allocation	30,545

56	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For the year ended September 30, 2020, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$ 30	$ 7,618	$ 1,102	$ 113
Investor C	5,847	3,181	6,014	6,516

	$ 5,877	$ 10,799	$ 7,116	$ 6,629

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). Effective March 1, 2020, the Board approved the termination of these contractual expense limitations. The expense limitations as a percentage of average daily net assets were as follows:

Fund Name	Institutional	Investor A	Investor C	Class R
20/80 Target Allocation	1.13%	1.53%	2.25%	1.74%
40/60 Target Allocation	1.09	1.51	2.24	1.59
60/40 Target Allocation	1.07	1.45	2.17	1.62
80/20 Target Allocation	1.09	1.43	2.18	1.59

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue these contractual fixed-term expense limitations through January 31, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in which the Funds invest. For the year ended September 30, 2020, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$ 187,790
40/60 Target Allocation	163,553
60/40 Target Allocation	65,035
80/20 Target Allocation	154,493

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2020, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 12,317	$ 83	$ —	$ 7,680	$ 63	$ 20,143
40/60 Target Allocation	19,565	80	2	3,506	2,613	25,766
60/40 Target Allocation	35,789	39,128	5,272	6,850	2,791	89,830
80/20 Target Allocation	28,677	20,943	10,223	6,871	1,455	68,169

	Transfer Agent Fees Waived and/or Reimbursed
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 40,645	$ —	$ —	$ 762	$ 3	$ 41,410
40/60 Target Allocation	120,850	—	—	974	16,665	138,489
60/40 Target Allocation	216,599	—	—	939	18,683	236,221
80/20 Target Allocation	211,062	785	7,401	851	10,467	230,566

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.

For the year ended September 30, 2020, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$105	$177	$79	$361
40/60 Target Allocation	939	663	—	1,602

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on December 1, 2019:

Fund Name/Fund Level/Share Class	Amounts
20/80 Target Allocation
Fund Level	$406,322
Institutional	88,513
Investor A	14,012
Class K	5,417
Class R	3,625
40/60 Target Allocation
Fund Level	360,169
Institutional	206,784
Investor C	1,422
Class K	3,877
Class R	62,342
60/40 Target Allocation
Fund Level	337,618
Institutional	376,464
Investor A	88,603
Investor C	25,805
Class K	9,461
Class R	56,559
80/20 Target Allocation
Fund Level	387,180
Institutional	370,036
Investor A	26,230
Investor C	44,635
Class K	7,476
Class R	42,453

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC (“Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

58	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2020, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$ 5,065
40/60 Target Allocation	7,925
60/40 Target Allocation	17,587
80/20 Target Allocation	13,148

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
20/80 Target Allocation	$ —	$ 7,032,934	$ 62,147
40/60 Target Allocation	2,100,866	269,070	(2,294)
60/40 Target Allocation	4,205,640	239,334	(2,041)
80/20 Target Allocation	1,578,990	634,096	7,102

6.	PURCHASES AND SALES

For the year ended September 30, 2020, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$409,099,948	$310,093,116
40/60 Target Allocation	485,903,984	399,774,901
60/40 Target Allocation	849,710,533	850,479,350
80/20 Target Allocation	536,026,835	487,398,443

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

	Period	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Ordinary income	09/30/20	$6,534,466	$8,431,510	$20,538,433	$7,223,520
	09/30/19	7,447,634	6,247,630	14,999,972	8,375,538
Long-term capital gains	09/30/20	154,496	—	9,612,357	2,022,079
	09/30/19	3,431,107	16,892,785	18,619,632	9,373,089

Total	09/30/20	$6,688,962	$8,431,510	$30,150,790	$9,245,599

	09/30/19	$10,878,741	$23,140,415	$33,619,604	$17,748,627

As of period end, the tax components of accumulated net earnings were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Undistributed ordinary income	$7,881,415	$10,167,719	$21,208,745	$3,435,632
Undistributed long-term capital gains	9,346,920	9,854,425	9,664,278	3,865,761
Net unrealized gains(a)	20,553,383	45,188,587	118,024,458	78,391,114

	$37,781,718	$65,210,731	$148,897,481	$85,692,507

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

During the year ended September 30, 2020, 20/80 Target Allocation utilized $206,176 of its capital loss carryforward.

As of September 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$406,538,500	$446,396,040	$816,281,658	$396,034,618

Gross unrealized appreciation	$20,696,414	$45,330,165	$118,352,224	$78,603,098
Gross unrealized depreciation	(143,031)	(141,578)	(327,766)	(211,984)

Net unrealized appreciation (depreciation)	$20,553,383	$45,188,587	$118,024,458	$78,391,114

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2020, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

60	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within a certain Fund’s portfolio are disclosed in its Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/20		Year Ended 09/30/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
20/80 Target Allocation
Institutional
Shares sold	7,369,804	$87,576,539	1,624,352	$18,587,138
Shares issued in reinvestment of distributions	98,977	1,167,931	169,285	1,818,122
Shares redeemed	(3,193,751)	(37,509,239)	(1,564,946)	(17,728,532)

	4,275,030	$51,235,231	228,691	$2,676,728

Investor A
Shares sold and automatic conversion of shares	6,838,535	$81,048,516	3,267,358	$37,010,850
Shares issued in reinvestment of distributions	268,705	3,133,100	474,994	5,044,441
Shares redeemed	(3,346,382)	(39,114,770)	(2,689,037)	(30,141,485)

	3,760,858	$45,066,846	1,053,315	$11,913,806

Investor C
Shares sold	2,331,504	$27,278,026	747,463	$8,347,164
Shares issued in reinvestment of distributions	98,565	1,140,390	273,213	2,882,397
Shares redeemed and automatic conversion of shares	(2,572,380)	(29,931,457)	(2,170,070)	(24,023,996)

	(142,311)	$(1,513,041)	(1,149,394)	$(12,794,435)

Class K
Shares sold	1,369,972	$16,399,502	2,906,934	$33,106,505
Shares issued in reinvestment of distributions	73,907	872,098	14,140	151,858
Shares redeemed	(552,490)	(6,534,038)	(521,676)	(5,991,067)

	891,389	$10,737,562	2,399,398	$27,267,296

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements   (continued)

	Year Ended 09/30/20		Year Ended 09/30/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
20/80 Target Allocation (continued)
Class R
Shares sold	215,243	$2,502,258	194,550	$2,180,079
Shares issued in reinvestment of distributions	16,535	192,302	52,860	559,263
Shares redeemed	(490,035)	(5,698,775)	(515,830)	(5,749,062)

	(258,257)	$(3,004,215)	(268,420)	$(3,009,720)

	8,526,709	$102,522,383	2,263,590	$26,053,675

40/60 Target Allocation
Institutional
Shares sold	8,187,556	$99,145,023	2,092,655	$23,902,492
Shares issued in reinvestment of distributions	166,805	2,016,675	419,916	4,467,905
Shares redeemed	(2,696,673)	(32,353,213)	(1,786,838)	(20,597,450)

	5,657,688	$68,808,485	725,733	$7,772,947

Investor A
Shares sold and automatic conversion of shares	5,700,601	$68,651,803	3,300,695	$37,729,085
Shares issued in reinvestment of distributions	339,021	4,064,862	1,020,513	10,776,605
Shares redeemed	(3,667,124)	(43,383,302)	(3,244,228)	(36,973,415)

	2,372,498	$29,333,363	1,076,980	$11,532,275

Investor C
Shares sold	1,396,027	$16,726,814	877,363	$9,929,157
Shares issued in reinvestment of distributions	116,599	1,385,201	500,913	5,244,554
Shares redeemed and automatic conversion of shares	(2,289,463)	(27,446,633)	(2,434,034)	(27,477,944)

	(776,837)	$(9,334,618)	(1,055,758)	$(12,304,233)

Class K
Shares sold	1,160,196	$13,897,406	561,305	$6,522,750
Shares issued in reinvestment of distributions	28,123	340,289	43,580	464,123
Shares redeemed	(317,867)	(3,866,039)	(91,670)	(1,060,988)

	870,452	$10,371,656	513,215	$5,925,885

Class R
Shares sold	199,646	$2,370,692	273,196	$3,088,003
Shares issued in reinvestment of distributions	26,539	317,670	112,705	1,186,781
Shares redeemed	(845,857)	(10,221,038)	(486,884)	(5,553,938)

	(619,672)	$(7,532,676)	(100,983)	$(1,279,154)

	7,504,129	$91,646,210	1,159,187	$11,647,720

60/40 Target Allocation
Institutional
Shares sold	5,580,676	$75,280,636	4,807,429	$60,161,959
Shares issued in reinvestment of distributions	454,237	6,182,164	580,251	7,053,378
Shares issued in reorganization(a)	—	—	3,095,490	38,028,857
Shares redeemed	(3,141,686)	(41,587,884)	(4,304,467)	(54,676,495)

	2,893,227	$39,874,916	4,178,703	$50,567,699

Investor A
Shares sold and automatic conversion of shares	5,457,828	$73,331,405	5,035,312	$63,065,589
Shares issued in reinvestment of distributions	1,429,210	19,137,117	1,477,362	17,653,637
Shares issued in reorganization(a)	—	—	21,853,202	264,188,973
Shares redeemed	(8,501,531)	(110,357,516)	(6,852,244)	(85,297,017)

	(1,614,493)	$(17,888,994)	21,513,632	$259,611,182

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Notes to Financial Statements   (continued)

	Year Ended 09/30/20		Year Ended 09/30/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
60/40 Target Allocation (continued)
Investor C
Shares sold	895,255	$11,621,892	1,365,562	$16,616,187
Shares issued in reinvestment of distributions	197,295	2,588,512	445,513	5,242,473
Shares redeemed and automatic conversion of shares	(2,299,609)	(30,029,286)	(2,409,084)	(29,562,945)

	(1,207,059)	$(15,818,882)	(598,009)	$(7,704,285)

Class K
Shares sold	1,728,244	$22,762,951	345,751	$4,483,247
Shares issued in reinvestment of distributions	80,965	1,101,930	97,670	1,189,306
Shares redeemed	(604,024)	(8,168,396)	(198,837)	(2,569,107)

	1,205,185	$15,696,485	244,584	$3,103,446

Class R
Shares sold	168,092	$2,163,323	247,292	$3,084,293
Shares issued in reinvestment of distributions	34,523	461,570	90,899	1,087,645
Shares redeemed	(469,408)	(6,142,985)	(513,770)	(6,437,268)

	(266,793)	$(3,518,092)	(175,579)	$(2,265,330)

	1,010,067	$18,345,433	25,163,331	$303,312,712

80/20 Target Allocation
Institutional
Shares sold	4,485,119	$57,973,370	2,931,924	$36,142,012
Shares issued in reinvestment of distributions	255,225	3,422,573	527,609	5,814,255
Shares redeemed	(2,602,593)	(33,367,481)	(2,439,851)	(29,788,337)

	2,137,751	$28,028,462	1,019,682	$12,167,930

Investor A
Shares sold and automatic conversion of shares	3,668,418	$46,510,259	2,870,593	$34,695,910
Shares issued in reinvestment of distributions	308,072	4,051,148	756,352	8,183,723
Shares redeemed	(3,058,670)	(38,366,875)	(2,433,677)	(29,297,010)

	917,820	$12,194,532	1,193,268	$13,582,623

Investor C
Shares sold	794,643	$9,814,856	787,550	$9,180,904
Shares issued in reinvestment of distributions	67,293	857,962	219,866	2,308,595
Shares redeemed and automatic conversion of shares	(1,249,962)	(15,645,046)	(1,261,472)	(14,744,142)

	(388,026)	$(4,972,228)	(254,056)	$(3,254,643)

Class K
Shares sold	2,059,881	$25,930,263	425,197	$5,270,511
Shares issued in reinvestment of distributions	52,305	701,406	69,061	761,052
Shares redeemed	(397,083)	(5,125,876)	(114,415)	(1,416,119)

	1,715,103	$21,505,793	379,843	$4,615,444

Class R
Shares sold	180,921	$2,239,011	191,939	$2,309,528
Shares issued in reinvestment of distributions	11,627	152,195	48,858	525,225
Shares redeemed	(452,210)	(5,708,947)	(385,988)	(4,616,033)

	(259,662)	$(3,317,741)	(145,191)	$(1,781,280)

	4,122,986	$53,438,818	2,193,546	$25,330,074

(a)	See Note 1 regarding the reorganization.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements   (continued)

As of September 30, 2020, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation

Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodians, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 20, 2020

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	65

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended September 30, 2020 that qualified for the dividends-received deduction were as follows:

Fund Name	Dividends-Received Deduction
20/80 Target Allocation	12.33%
40/60 Target Allocation	23.24
60/40 Target Allocation	31.57
80/20 Target Allocation	66.30

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2020:

Fund Name	Qualified Dividend Income

20/80 Target Allocation	$1,150,329
40/60 Target Allocation	2,797,349
60/40 Target Allocation	9,366,377
80/20 Target Allocation	5,467,055

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2020:

Fund Name	Qualified Business Income

20/80 Target Allocation	$45,830
40/60 Target Allocation	90,565
60/40 Target Allocation	279,069
80/20 Target Allocation	146,905

For the fiscal year ended September 30, 2020, the Funds passed through to their shareholders foreign source income earned and foreign taxes paid by the underlying funds:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

20/80 Target Allocation	$ 589,896	$12,656
40/60 Target Allocation	764,298	32,480
60/40 Target Allocation	1,695,085	133,333
80/20 Target Allocation	456,873	121,710

For the fiscal year ended September 30, 2020, the Fund hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Fund Name	Interest-Related Dividends

20/80 Target Allocation	$3,057,506
40/60 Target Allocation	3,575,189
60/40 Target Allocation	5,830,861
80/20 Target Allocation	1,232,333

The Fund hereby designate the following amount of distributions from direct federal obligation interest for the fiscal year ended September 30, 2020:

Fund Name	Federal Obligation Interest

20/80 Target Allocation	$434,729
40/60 Target Allocation	429,971
60/40 Target Allocation	779,326
80/20 Target Allocation	129,276

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Important Tax Information (unaudited) (continued)

The following distribution amounts are hereby designated for the fiscal year ended September 30, 2020:

Fund Name	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends

20/80 Target Allocation	$ —	$ 154,496
60/40 Target Allocation	949,294	9,612,357
80/20 Target Allocation	—	2,022,079

I M P O R T A N T T A X I N F O R M A T I O N	67

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2020 (the “April Meeting”) and May 11-13, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (the “20/80 Fund”), BlackRock 40/60 Target Allocation Fund (the “40/60 Fund”), BlackRock 60/40 Target Allocation Fund (the “60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (the “80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Funds. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) with respect to each Fund, investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to the Fund’s peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated

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Disclosure of Investment Advisory Agreement  (continued)

profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of each Fund’s portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the 80/20 Fund ranked in the first, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, each of the 20/80 Fund and 40/60 Fund ranked in the second, first and second quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, the 60/40 Fund ranked in the second, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that BlackRock does not charge the Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	69

Disclosure of Investment Advisory Agreement  (continued)

BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of 20/80 Fund’s, 40/60 Fund’s and 80/20 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that the 60/40 Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and total expense ratio ranked first out of three funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.

Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

D. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board and Trustee (Since 2019)

Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.

			35 RICs consisting of 158 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2007)

Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.

			35 RICs consisting of 158 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2019)

Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019.

			35 RICs consisting of 158 Portfolios	None

Collette Chilton 1958	Trustee (Since 2019)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	35 RICs consisting of 158 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2019)

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

			35 RICs consisting of 158 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2016)

Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President—Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.

			35 RICs consisting of 158 Portfolios	None

Henry R. Keizer 1956	Trustee (Since 2016)

Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.

			35 RICs consisting of 158 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; WABCO (commercial vehicle safety systems); Sealed Air Corp. (packaging)

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	71

Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Cynthia A. Montgomery 1952	Trustee (Since 2019)	Professor, Harvard Business School since 1989.	35 RICs consisting of 158 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Donald C. Opatrny 1952	Trustee (Since 2015)

Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018;Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.

			35 RICs consisting of 158 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2019)

General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.

			35 RICs consisting of 158 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2019)

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

			35 RICs consisting of 158 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2019)

Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.

			35 RICs consisting of 158 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Lengthof Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2015)

Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.

			122 RICs consisting of 269 Portfolios	None

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Trustee and Officer Information  (continued)

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Lengthof Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	123 RICs consisting of 270 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b)

Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	73

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019 to 2020; Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)

Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)

Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

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Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	75

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	77

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-9/20-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$23,460	$23,460	$0	$0	$14,600	$15,600	$0	$0
BlackRock 40/60 Target Allocation Fund	$23,460	$23,460	$0	$0	$14,600	$15,600	$0	$0
BlackRock 60/40 Target Allocation Fund	$23,460	$23,460	$0	$0	$14,600	$16,350	$0	$0
BlackRock 80/20 Target Allocation Fund	$23,460	$23,460	$0	$0	$14,600	$15,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with

BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$14,600	$15,600
BlackRock 40/60 Target Allocation Fund	$14,600	$15,600
BlackRock 60/40 Target Allocation Fund	$14,600	$16,350
BlackRock 80/20 Target Allocation Fund	$14,600	$15,600

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 3, 2020